UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-1704

                      (Investment Company Act File Number)


                     Federated American Leaders Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED AMERICAN LEADERS FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--97.9%
                   CONSUMER DISCRETIONARY--14.9%
     2,941,300   1 Ford Motor Co.                                                                                    $    22,089,163
     1,298,900     Gannett Co., Inc.                                                                                      78,531,494
     2,105,700     Gap (The), Inc.                                                                                        41,061,150
     2,260,200   2 Goodyear Tire & Rubber Co.                                                                             47,441,598
     1,202,600     Home Depot, Inc.                                                                                       48,296,416
     1,330,600     Jones Apparel Group, Inc.                                                                              44,481,958
       239,500     Lennar Corp., Class A                                                                                  12,564,170
       703,000     Mattel, Inc.                                                                                           15,929,980
       514,500     McDonald's Corp.                                                                                       22,807,785
                      TOTAL                                                                                              333,203,714
                   CONSUMER STAPLES--9.7%
       394,000     Altria Group, Inc.                                                                                     33,813,080
       669,700     Coca-Cola Co.                                                                                          32,313,025
       587,100     General Mills, Inc.                                                                                    33,816,960
     1,420,700     Kraft Foods, Inc., Class A                                                                             50,718,990
     2,115,700     Sara Lee Corp.                                                                                         36,030,371
     1,864,200     Tyson Foods, Inc., Class A                                                                             30,666,090
                      TOTAL                                                                                              217,358,516
                   ENERGY--8.0%
       510,200     Apache Corp.                                                                                           33,933,402
       286,800     BP PLC, ADR                                                                                            19,244,280
       754,400     Chevron Corp.                                                                                          55,471,032
       446,300     Exxon Mobil Corp.                                                                                      34,199,969
       506,400     Total SA, Class B, ADR                                                                                 36,420,288
                      TOTAL                                                                                              179,268,971
                   FINANCIALS--30.1%
       740,700     Ace Ltd.                                                                                               44,864,199
       965,100     Allstate Corp.                                                                                         62,837,661
       914,000     American International Group, Inc.                                                                     65,497,240
       833,438     Bank of America Corp.                                                                                  44,497,255
       854,600     Bank of New York Co., Inc.                                                                             33,645,602
     2,033,500     Citigroup, Inc.                                                                                       113,265,950
       886,700     Federal Home Loan Mortgage Corp.                                                                       60,206,930
     1,067,900     MBIA Insurance Corp.                                                                                   78,020,774
       438,000     Morgan Stanley                                                                                         35,666,340
       308,400     National City Corp.                                                                                    11,275,104
       424,900     Nationwide Financial Services, Inc., Class A                                                           23,029,580
       785,100     Wachovia Corp.                                                                                         44,711,445
       600,500     Wells Fargo & Co.                                                                                      21,353,780
       482,400     XL Capital Ltd., Class A                                                                               34,742,448
                      TOTAL                                                                                              673,614,308
                   HEALTH CARE--10.2%
       304,900 1,2 Amgen, Inc.                                                                                            20,827,719
     1,392,300   2 Boston Scientific Corp.                                                                                23,919,714
       601,800     Cardinal Health, Inc.                                                                                  38,773,974
       722,000   2 Forest Laboratories, Inc., Class A                                                                     36,533,200
       679,700     Johnson & Johnson                                                                                      44,873,794
     1,434,200     Pfizer, Inc.                                                                                           37,145,780
       523,600     Wyeth                                                                                                  26,661,712
                      TOTAL                                                                                              228,735,893
                   INDUSTRIALS--4.8%
       576,800     Masco Corp.                                                                                            17,229,016
       639,120     Northrop Grumman Corp.                                                                                 43,268,424
       583,200     United Technologies Corp.                                                                              36,461,664
       296,300     Waste Management, Inc.                                                                                 10,894,951
                      TOTAL                                                                                              107,854,055
                   INFORMATION TECHNOLOGY--11.7%
     1,253,900     Applied Materials, Inc.                                                                                23,134,455
       216,800 1,2 Computer Sciences Corp.                                                                                11,570,616
       476,700   2 Dell, Inc.                                                                                             11,960,403
       698,200 1,2 Fiserv, Inc.                                                                                           36,599,644
       798,800     IBM Corp.                                                                                              77,603,420
       631,100   2 Lexmark International Group, Class A                                                                   46,196,520
     3,284,600   2 Xerox Corp.                                                                                            55,673,970
                      TOTAL                                                                                              262,739,028
                   MATERIALS--0.7%
       244,900     PPG Industries, Inc.                                                                                   15,725,029
                   TELECOMMUNICATION SERVICES--5.8%
     1,166,200   1 AT&T, Inc.                                                                                             41,691,650
     2,331,242     Verizon Communications                                                                                 86,815,452
                      TOTAL                                                                                              128,507,102
                   UTILITIES--2.0%
       499,600     American Electric Power Co., Inc.                                                                      21,272,968
       516,000     Edison International                                                                                   23,467,680
                      TOTAL                                                                                               44,740,648
                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,756,600,316)                                             2,191,747,264
                   REPURCHASE AGREEMENTS--6.0%
  $ 48,369,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006 under which              48,369,000
                   Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251.
    43,000,000     Interest in $3,000,000,000 joint repurchase agreement 5.33%, dated 12/29/2006 under which ABN          43,000,000
                   AMRO Bank NV, New York will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 6/1/2035 for $3,001,776,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $3,060,000,837 (purchased with proceeds from securities lending collateral).
    43,193,000     Interest in $2,800,000,000 joint repurchase agreement 5.33%, dated 12/29/2006 under which Bank         43,193,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $2,801,658,222 on 1/2/2007. The market value of the underlying securities at the end of the period was $2,857,691,387 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              134,562,000
                      TOTAL INVESTMENTS --- 103.9%                                                                     2,326,309,264
                      (IDENTIFIED COST $1,891,162,316)3
                      OTHER ASSETS AND LIABILITIES --- NET --- (3.9)%                                                   (87,873,898)
                      TOTAL NET ASSETS --- 100%                                                                      $ 2,238,435,366

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of December 31,2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED           MARKET VALUE OF COLLATERAL
     $82,208,620                                 $86,193,000

2    Non-income producing security.

3 At December 31, 2006, the cost of investments for federal tax purposes amounts to $1,891,162,316. The net unrealized appreciation of investments for federal tax purposes was $435,146,948. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $459,105,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,958,780.

    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.



    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED AMERICAN LEADERS FUND, INC.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER
DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER
DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER
DATE        FEBRUARY 14, 2007





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